EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2025-6
Start - End Dates:	2/19/2025 - 5/20/2025
Deal Loan Count:	258

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	5
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least XXX%, but less than XXX%	1
Credit	Title	CRDTIL875	Title Does Not Agree With Mortgage	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	3
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	4
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	2
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Property Valuations	Appraisal	PRVAAPPR2300	Missing Second Appraisal required per guidelines	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	4
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	8
Total				41

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